NET LOSS PER SHARE - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to I-Mab	¥ (1,465,694)	$ (206,439)	¥ (2,507,317)	¥ (2,331,541)
Net loss attributable to ordinary shareholders	¥ (1,465,694)	$ (206,439)	¥ (2,507,317)	¥ (2,331,541)
Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding	191,423,850	191,423,850	189,787,292	174,707,055
Denominator for diluted loss per share calculation	191,423,850	191,423,850	189,787,292	174,707,055
Net loss per share - basic | (per share)	¥ (7.66)	$ (1.08)	¥ (13.21)	¥ (13.35)
Net loss per share - diluted | (per share)	¥ (7.66)	$ (1.08)	¥ (13.21)	¥ (13.35)